Note 4 - The Merger (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Business Combination [Table Text Block]
Recapitalization
Net working capital assumed from WaveDancer	$(216)
Equipment	12
Effect of the Merger, net of transaction costs	$(204)
Number of Shares
Shares of common stock owned by WaveDancer’s pre-Merger shareholders	802,142
Shares of common stock issued in exchange for Private Firefly shares of common stock	6,670,413
Total shares of common stock outstanding immediately after Merger	7,472,555